MUTUAL OF AMERICA

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK NY 10022-6839
212 224 1840
212 224 2518 FAX

AMY LATKIN
VICE PRESIDENT AND
ASSOCIATE GENERAL COUNSEL
CORPORATE LAW

February 24, 2020

Via EDGAR correspondence

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Separate Account No. 2 (TDA/VEC Contracts) (the “Registrant”)

Registration Statement on Form N-4 (File no. 333-221999 and 811-03996)

Post-effective amendment to Rule 485(a)(1) of the Securities Act of 1933

Ladies and Gentlemen:

Contemporaneously herewith the above named Registrant is filing a post-effective amendment under Rule 485(a)(1) of the Securities Act of 1933. This is to advise that the post-effective amendment includes revisions to the aggregation rule applicable to determine eligibility for the pricing tiers, which will result in lower pricing for certain group contract holders and their employees. Additionally, the amendment includes the elimination of the waiver of the Monthly Contractholder Charge for Plans that have at least $15 million in consolidated assets, effective July 1, 2020.

For your convenience, please contact us so that we can provide you with a prospectus marked to show changes from the last post-effective amendment filed under Rule 485(b) of the Securities Act of 1933. You can reach me at the above telephone number, or by e-mail to amy.latkin@mutualofamerica.com.

Sincerely,

/s/ Amy Latkin

Amy Latkin

Vice President and

Associate General Counsel